WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.3%
	AUSTRALIA — 1.4%
771,077	PEXA Group Ltd.*	$10,125,027
	BRAZIL — 6.8%
1,295,940	CI&T, Inc. - Class A*	16,406,601
3,757,068	Empreendimentos Pague Menos S/A*	6,084,779
1,945,110	Grupo SBF S.A.*	9,432,324
13,939,700	Magazine Luiza S.A.	18,375,906
		50,299,610
	CANADA — 8.0%
546,290	CAE, Inc.*	13,794,768
79,995	Cargojet, Inc.	11,335,981
163,915	Descartes Systems Group, Inc.*	11,924,842
189,750	Docebo, Inc.*	10,723,443
74,159	FirstService Corp.	11,824,487
		59,603,521
	CHINA — 1.2%
982,600	Angel Yeast Co., Ltd. - Class A	8,895,421
	DENMARK — 4.1%
34,785	ALK-Abello A/S*	14,688,660
136,162	Royal Unibrew A/S	15,653,926
		30,342,586
	FINLAND — 2.3%
176,364	Harvia Oyj	9,321,831
68,883	QT Group Oyj*	7,996,449
		17,318,280
	FRANCE — 1.4%
56,409	SOITEC*	10,298,664
	GERMANY — 6.0%
169,562	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	14,781,440
12,733	Hypoport S.E.*	5,626,929
103,252	Mensch und Maschine Software S.E.	6,412,922
174,876	Scout24 S.E.	10,448,060
67,784	Steico S.E.	7,534,960
		44,804,311
	INDIA — 5.3%
256,005	Computer Age Management Services Ltd.	9,311,849

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
2,814,175	Indian Energy Exchange Ltd.	$8,958,359
1,309,539	Syngene International Ltd.*	10,044,547
132,168	WNS Holdings Ltd. - ADR*	11,123,259
		39,438,014
	ISRAEL — 3.4%
116,778	Fiverr International Ltd.*	9,962,331
386,003	Maytronics Ltd.	8,272,115
299,741	NEOGAMES S.A.*	7,094,869
		25,329,315
	ITALY — 3.6%
156,475	Interpump Group S.p.A.	9,663,056
1,002,108	Stevanato Group S.p.A.*	17,406,616
		27,069,672
	JAPAN — 14.9%
39,420	BayCurrent Consulting, Inc.	14,960,632
131,070	Freee KK*	5,181,448
1,900	GMO Financial Gate, Inc.	249,532
113,600	GMO Payment Gateway, Inc.	9,968,605
300,060	Japan Elevator Service Holdings Co., Ltd.	4,322,715
258,000	Jeol Ltd.	14,066,775
300,640	Kobe Bussan Co., Ltd.	9,358,742
273,700	Mercari, Inc.*	10,336,490
164,600	Money Forward, Inc.*	7,490,325
807,700	Net Protections Holdings, Inc.*	8,478,464
618,200	Nihon M&A Center Holdings, Inc.	9,732,452
372,200	Plaid, Inc.*	4,023,519
73,600	SHIFT, Inc.*	12,228,722
		110,398,421
	MEXICO — 1.7%
718,111	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	12,803,919
	NETHERLANDS — 1.6%
143,080	BE Semiconductor Industries N.V.	11,997,228
	RUSSIA — 1.7%
808,389	Cian PLC - ADR*	6,879,391
129,620	HeadHunter Group PLC - ADR	5,743,462
		12,622,853

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 1.6%
734,203	TDCX, Inc. - ADR*	$12,033,587
	SPAIN — 1.4%
332,969	Fluidra S.A.	10,602,599
	SWEDEN — 11.4%
164,981	Avanza Bank Holding A.B.	5,219,727
1,125,989	Cary Group A.B.*	10,196,511
1,130,498	Dometic Group A.B.	12,522,828
586,941	Hemnet Group A.B.*	10,586,087
565,804	Nordnet A.B. publ	8,818,043
231,427	Sdiptech A.B. - Class B*	9,592,327
441,525	Sectra A.B. - B Shares*	7,272,667
955,576	SwedenCare A.B.	10,899,539
211,029	Vitec Software Group A.B.	9,493,850
		84,601,579
	SWITZERLAND — 7.6%
1,183,941	Global Blue Group Holding A.G.*	7,055,105
330,006	Medmix A.G.*,1	14,278,324
170,797	PolyPeptide Group A.G.*,1	17,027,504
14,283	Siegfried Holding A.G.*	11,563,228
12,689	Tecan Group A.G.	6,169,216
		56,093,377
	TAIWAN — 6.3%
355,598	Airtac International Group	12,484,700
83,000	ASPEED Technology, Inc.	9,327,006
1,302,000	Sinbon Electronics Co., Ltd.	12,663,296
1,232,000	Universal Vision Biotechnology Co., Ltd.	11,994,158
		46,469,160
	UNITED KINGDOM — 7.2%
2,930,666	Baltic Classifieds Group PLC*	6,622,375
323,272	Diploma PLC	12,132,569
102,717	Endava PLC - ADR*	12,492,442
1,249,955	IntegraFin Holdings PLC	8,342,054
250,986	Wizz Air Holdings PLC*	13,755,997
		53,345,437

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.4%
2,697,050	FPT Corp.	$10,719,640
	TOTAL COMMON STOCKS
	(Cost $733,704,375)	745,212,221

Principal Amount
	SHORT-TERM INVESTMENTS — 1.3%
$9,332,513	UMB Bank Demand Deposit, 0.01%[2]	9,332,513
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,332,513)	9,332,513
	TOTAL INVESTMENTS — 101.6%
	(Cost $743,036,888)	754,544,734
	Liabilities in Excess of Other Assets — (1.6)%	(11,762,896)
	TOTAL NET ASSETS — 100.0%	$742,781,838

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $31,305,828, which represents 4.21% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.